Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.81%
Communication services: 0.69%
Interactive media & services: 0.69%
Bumble, Inc. Class A†	507,158	$5,330,231
Consumer discretionary: 10.79%
Automobile components: 1.21%
Gentherm, Inc.†	188,483	9,295,982
Distributors: 1.26%
LKQ Corp.	233,410	9,707,522
Diversified consumer services: 1.06%
Service Corp. International	115,347	8,204,632
Hotels, restaurants & leisure: 1.30%
Planet Fitness, Inc. Class A†	135,996	10,007,946
Household durables: 1.24%
Mohawk Industries, Inc.†	84,160	9,559,734
Specialty retail: 4.72%
Burlington Stores, Inc.†	68,539	16,449,360
Leslie’s, Inc.†	1,808,089	7,575,893
National Vision Holdings, Inc.†	329,478	4,312,867
Revolve Group, Inc.†	503,244	8,006,612
		36,344,732
Consumer staples: 2.66%
Food products: 1.22%
Nomad Foods Ltd.	571,642	9,420,660
Household products: 1.44%
Church & Dwight Co., Inc.	106,504	11,042,335
Financials: 15.33%
Banks: 5.12%
Ameris Bancorp	138,616	6,979,315
Pinnacle Financial Partners, Inc.	115,918	9,278,077
Prosperity Bancshares, Inc.	107,931	6,598,901
Webster Financial Corp.	227,013	9,895,497
Wintrust Financial Corp.	67,438	6,646,689
		39,398,479
Capital markets: 2.34%
Cboe Global Markets, Inc.	47,504	8,078,530
Raymond James Financial, Inc.	80,660	9,970,383
		18,048,913
Financial services: 1.41%
Essent Group Ltd.	193,351	10,864,393
See accompanying notes to portfolio of investments
Allspring Common Stock Fund | 1

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Insurance: 6.46%
Arch Capital Group Ltd.†	128,283	$12,942,472
Axis Capital Holdings Ltd.	174,503	12,328,637
Bowhead Specialty Holdings, Inc.†	78,572	1,991,014
First American Financial Corp.	195,919	10,569,830
Reinsurance Group of America, Inc.	58,262	11,959,441
		49,791,394
Health care: 11.88%
Biotechnology: 0.05%
Sage Therapeutics, Inc.†	32,922	357,533
Health care equipment & supplies: 4.26%
Haemonetics Corp.†	118,999	9,844,787
Integer Holdings Corp.†	87,637	10,147,488
LivaNova PLC†	234,253	12,841,750
		32,834,025
Health care providers & services: 2.96%
HealthEquity, Inc.†	157,132	13,544,778
Humana, Inc.	24,847	9,284,082
		22,828,860
Health care technology: 0.27%
Schrodinger, Inc.†	107,486	2,078,779
Life sciences tools & services: 4.34%
Azenta, Inc.†	192,730	10,141,452
Bio-Rad Laboratories, Inc. Class A†	47,692	13,025,162
Bruker Corp.	92,579	5,907,466
Sotera Health Co.†	370,302	4,395,485
		33,469,565
Industrials: 20.52%
Aerospace & defense: 1.89%
Melrose Industries PLC	2,083,746	14,576,900
Building products: 4.05%
AAON, Inc.	121,344	10,586,051
AZEK Co., Inc.†	179,917	7,579,903
Carlisle Cos., Inc.	32,142	13,024,260
		31,190,214
Commercial services & supplies: 1.90%
Republic Services, Inc.	38,999	7,579,066
Stericycle, Inc.†	121,780	7,079,071
		14,658,137
Construction & engineering: 1.20%
API Group Corp.†	245,523	9,239,030
See accompanying notes to portfolio of investments
2 | Allspring Common Stock Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Electrical equipment: 3.75%
Atkore, Inc.	110,703	$14,937,156
Regal Rexnord Corp.	103,486	13,993,377
		28,930,533
Machinery: 0.72%
Ingersoll Rand, Inc.	60,667	5,510,990
Professional services: 4.78%
CACI International, Inc. Class A†	18,247	7,848,582
Dun & Bradstreet Holdings, Inc.	945,653	8,756,747
TransUnion	126,504	9,381,537
WNS Holdings Ltd.†	205,849	10,807,072
		36,793,938
Trading companies & distributors: 2.23%
Air Lease Corp.	262,571	12,480,000
United Rentals, Inc.	7,251	4,689,439
		17,169,439
Information technology: 17.77%
Electronic equipment, instruments & components: 3.58%
Littelfuse, Inc.	46,968	12,004,551
Teledyne Technologies, Inc.†	40,121	15,566,146
		27,570,697
IT services: 1.76%
Okta, Inc.†	144,624	13,538,252
Semiconductors & semiconductor equipment: 3.52%
Marvell Technology, Inc.	206,889	14,461,541
ON Semiconductor Corp.†	185,304	12,702,589
		27,164,130
Software: 8.91%
CCC Intelligent Solutions Holdings, Inc.†	871,984	9,687,742
Dynatrace, Inc.†	226,938	10,153,206
Instructure Holdings, Inc.†	446,706	10,457,388
PagerDuty, Inc.†	494,132	11,330,447
Q2 Holdings, Inc.†	177,728	10,722,330
QXO, Inc. (Acquired 6-17-2024, cost $0)♦†˃	969,776	1
Riskified Ltd. Class A†	551,008	3,520,941
Sprinklr, Inc. Class A†	639,615	6,153,096
SPS Commerce, Inc.†	35,310	6,643,930
		68,669,081
Materials: 8.46%
Chemicals: 4.87%
Ashland, Inc.	171,514	16,206,358
See accompanying notes to portfolio of investments
Allspring Common Stock Fund | 3

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Chemicals(continued)
Olin Corp.	241,543	$11,388,752
Westlake Corp.	68,728	9,953,189
		37,548,299
Containers & packaging: 1.21%
Crown Holdings, Inc.	124,849	9,287,517
Metals & mining: 1.21%
Commercial Metals Co.	168,684	9,275,933
Paper & forest products: 1.17%
Louisiana-Pacific Corp.	109,841	9,043,210
Real estate: 8.71%
Industrial REITs : 1.64%
Terreno Realty Corp.	214,256	12,679,670
Residential REITs : 4.47%
American Homes 4 Rent Class A	225,166	8,367,169
Mid-America Apartment Communities, Inc.	85,976	12,261,037
Sun Communities, Inc.	114,510	13,780,133
		34,408,339
Specialized REITs : 2.60%
CubeSmart	182,536	8,245,151
SBA Communications Corp.	60,201	11,817,457
		20,062,608
Total common stocks (Cost $589,372,414)		745,902,632
Investment companies: 1.49%
Exchange-traded funds: 1.49%
SPDR S&P Biotech ETF	124,089	11,504,291
Total investment companies (Cost $6,912,096)		11,504,291

		Yield
Short-term investments: 1.80%
Investment companies: 1.80%
Allspring Government Money Market Fund Select Class♠∞		5.25%	13,876,927	13,876,927
Total short-term investments (Cost $13,876,927)				13,876,927
Total investments in securities (Cost $610,161,437)	100.10%			771,283,850
Other assets and liabilities, net	(0.10)			(808,296)
Total net assets	100.00%			$770,475,554

See accompanying notes to portfolio of investments
4 | Allspring Common Stock Fund

Portfolio of investments—June 30, 2024 (unaudited)

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $1 (original an aggregate cost of
$0), representing 0.00% of its net assets as of period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$31,402,705	$161,335,948	$(178,861,726)	$0	$0	$13,876,927	13,876,927	$418,500
See accompanying notes to portfolio of investments
Allspring Common Stock Fund | 5

Notes to portfolio of investments—June 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2024, such fair value pricing was not used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Common Stock Fund

Notes to portfolio of investments—June 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,330,231	$0	$0	$5,330,231
Consumer discretionary	83,120,548	0	0	83,120,548
Consumer staples	20,462,995	0	0	20,462,995
Financials	118,103,179	0	0	118,103,179
Health care	91,568,762	0	0	91,568,762
Industrials	158,069,181	0	0	158,069,181
Information technology	136,942,159	1	0	136,942,160
Materials	65,154,959	0	0	65,154,959
Real estate	67,150,617	0	0	67,150,617
Investment companies	11,504,291	0	0	11,504,291
Short-term investments
Investment companies	13,876,927	0	0	13,876,927
Total assets	$771,283,849	$1	$0	$771,283,850
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Common Stock Fund | 7